ADVANCES AND NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 02, 2023	Jan. 13, 2021	Apr. 25, 2023	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Interest paid								$ 50,000
Accrued Interest								0
Related party advances						$ 367,000		$ 193,739
Debt discount amortization						10,000
Payments to Acquire Software					$ 50,000
Repayments of notes payable				$ 10,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Related party advances									$ 246,645
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Proceeds from loan			$ 200,000
Periodic payment			26,889
Principal amount			220,000
Issuance discount			$ 20,000
Conversion price			$ 1.50
Debt discount amortization						10,000
Unamortized debt discount						10,000
Pickpocket, Inc. [Member]
Debt Instrument [Line Items]
Voting percentage		80.00%
Purchase price		$ 1,000,000.0
Transactions costs		$ 1,000,000.0
Interest rate		5.00%
Share Purchase Agreement [Member] | Pickpocket, Inc. [Member]
Debt Instrument [Line Items]
Voting percentage		80.00%
Purchase price		$ 1,000,000.0
Transactions costs		$ 1,000,000.0
Interest rate		5.00%
Interest paid						37,500	$ 37,500
Accrued Interest						$ 37,500
Revenue Purchase Agreement [Member] | Third Party [Member]
Debt Instrument [Line Items]
Proceeds from loan	$ 120,000
Periodic payment	$ 4,700